Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Major components of tax expense (income) [abstract]
Deferred tax liabilities	$ (9,962)	$ (2,980)
Deferred tax assets	7,247	7,465
Total	$ (2,715)	$ 4,485